Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Statement of Financial Position [Abstract]
Trading account assets pledged and permitted to sell or repledge by secured parties	¥ 11,577,204	¥ 13,371,696
Trading account assets measured at fair value under fair value option	18,595,769	19,911,092
Available-for-sale securities pledged and permitted to sell or repledge by secured parties	9,487,129	7,297,945
Held-to-maturity securities pledged and permitted to sell or repledge by secured parties	134,943	210,106
Held-to-maturity securities, Fair value	4,045,027	4,184,139
Loans, net of unearned income, unamortized premiums and deferred loan fees pledged and permitted to sell or repledge by secured parties	1,264,768	1,418,642
Other assets measured at fair value under fair value option	501	1,007
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	210,452	156,703
Long-term debt measured at fair value under fair value option	¥ 535,402	¥ 584,630
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,168,853,820	14,168,853,820
Common stock, stated value
Treasury stock, shares	259,193,202	151,647,230